Investment Risks	Dec. 23, 2025
TrueShares S&P Autocallable High Income ETF | Autocallable Note Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Autocallable Note Risk. The Fund's returns are correlated to the performance of the Autocallables included in the Autocallable Index. Autocallables are unique financial instruments and have certain characteristics that may be unfamiliar to many investors:

TrueShares S&P Autocallable High Income ETF | Coupon Payment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Coupon Payment Risk. A coupon payment from an Autocallable is not guaranteed and will not be made if the Reference Index breaches the Coupon Barrier on any given observation date. As a result, the Fund may generate significantly less income than anticipated during market downturns.

TrueShares S&P Autocallable High Income ETF | Autocall Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Autocall Barrier Risk. If the Reference Index reaches or breaches the Autocall Barrier for any given Autocallable on a monthly observation date after the expiration of the Non-Callable Period, then the Autocallable will be called before its scheduled maturity. This automatic early redemption could force reinvestment of that portion of the Reference Index at lower rates if market yields have declined.

TrueShares S&P Autocallable High Income ETF | Maturity Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Maturity Barrier Risk. If the Reference Index is below the Maturity Barrier for an Autocallable on the day that the Autocallable matures, the Fund will be fully exposed to the downside of the Reference Index from its initial level and the amount of principal repaid to the Fund will be reduced by an amount equal to that downside performance of the Reference Index. This conditional protection creates a binary outcome that can result in sudden, significant losses if Maturity Barriers are breached. If the Reference Index’s value is at or near the Maturity Barrier for an Autocallable at the end of the Autocallable’s maturity, small changes in the value of the Reference Index could result in dramatic changes in the value of the Autocallable and Autocallable Index and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

TrueShares S&P Autocallable High Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk. The Fund invests in total return swaps with counterparties that are privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund. The Fund may have substantial exposure to a single counterparty, which could result in the Fund being more susceptible to the single counterparty’s ability to perform its obligations and/or to regulatory or economic occurrence affecting the counterparty.

TrueShares S&P Autocallable High Income ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Correlation Risk. The performance of the Fund and the Autocallable Index may vary due to factors such as fees and expenses of the Fund, transaction costs regulatory restrictions, and timing differences associated with additions to and deletions from the Autocallable Index. In addition, errors in the construction or calculation of the Index may occur from time to time and may not be identified and corrected for some period of time, which may adversely impact the Fund and its shareholders.

TrueShares S&P Autocallable High Income ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

TrueShares S&P Autocallable High Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Swaps and options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

TrueShares S&P Autocallable High Income ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal. The Fund may fail to provide reduced downside risk and/or monthly income.

TrueShares S&P Autocallable High Income ETF | Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

TrueShares S&P Autocallable High Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The Fund will lose money if the issuer or guarantor of a credit instrument held by the Fund goes bankrupt or is unable or unwilling to make interest payments and/or repay principal when due.

TrueShares S&P Autocallable High Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the adviser, the Fund’s other service providers, market makers, APs, the Exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares S&P Autocallable High Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in securities that provide exposure to U.S. large capitalization companies. The price of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. If the market prices of the securities to which the Reference Index is exposed decline, the value of your investment in the Fund will decline.

TrueShares S&P Autocallable High Income ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

TrueShares S&P Autocallable High Income ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares S&P Autocallable High Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares S&P Autocallable High Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares S&P Autocallable High Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares S&P Autocallable High Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

TrueShares S&P Autocallable High Income ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

TrueShares S&P Autocallable High Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares S&P Autocallable High Income ETF | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Risk. The Reference Index employs a volatility targeting mechanism, which introduces additional risks, and may not perform as expected. Specifically, the (i) 4% per annum decrement creates a consistent performance drag that may cause the Reference Index to underperform during low-return environments; (ii) use of implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions; (iii) rebalancing may be too infrequent to respond to a rapid change in market conditions; and (iv) the Reference Index may maintain reduced equity exposure during periods of rising markets that follow volatility spikes, limiting upside participation.

There can be no guarantee that the Autocallable Index or the Reference Index will be maintained indefinitely or that the Fund will be able to utilize either index in the future to implement the Fund's principal investment strategy. If necessary, the adviser or the Board may substitute an index for the Reference Index or the Autocallable Index in its sole discretion and without advance notice to shareholders. There is no assurance that the Reference Index, Autocallable Index, or any substitute index will be compiled, determined, composed or calculated accurately.

TrueShares S&P Autocallable High Income ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History Risk. The Fund is a new ETF and does not yet have a history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TrueShares S&P Autocallable High Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

TrueShares S&P Autocallable High Income ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

TrueShares S&P Autocallable High Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

TrueShares S&P Autocallable High Income ETF | Return of Capital Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Return of Capital Risk. All or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

TrueShares S&P Autocallable High Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear, including treatment of the swaps and other derivatives that provide exposure to the Autocallables. If the Fund were to treat income or gain from the total return swaps on the Autocallables as qualifying income, an adverse determination or future guidance by the IRS with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC.

For purposes of the diversification test, the identification of the issuer of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the "issuer" for certain derivatives that the Fund will hold in its portfolio. An adverse determination or future guidance by the IRS with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

TrueShares S&P Autocallable High Income ETF | U [Member]S [Member] Government Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

TrueShares S&P Autocallable High Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Wholly-Owned Subsidiary Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund. Because the Fund wholly owns and controls the Subsidiary, and is overseen by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.

TrueShares S&P Autocallable High Income ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The value of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

TrueShares S&P Autocallable High Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares S&P Autocallable High Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

TrueShares S&P Autocallable Defensive Income ETF | Autocallable Note Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Autocallable Note Risk. The Fund's returns are correlated to the performance of the Autocallables included in the Autocallable Index. Autocallables are unique financial instruments and have certain characteristics that may be unfamiliar to many investors:

TrueShares S&P Autocallable Defensive Income ETF | Coupon Payment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Coupon Payment Risk. A coupon payment from an Autocallable is not guaranteed and will not be made if the Reference Index breaches the Coupon Barrier on any given observation date. As a result, the Fund may generate significantly less income than anticipated during market downturns.

TrueShares S&P Autocallable Defensive Income ETF | Autocall Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Autocall Barrier Risk. If the Reference Index reaches or breaches the Autocall Barrier for any given Autocallable on a monthly observation date after the expiration of the Non-Callable Period, then the Autocallable will be called before its scheduled maturity. This automatic early redemption could force reinvestment of that portion of the Reference Index at lower rates if market yields have declined.

TrueShares S&P Autocallable Defensive Income ETF | Maturity Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Maturity Barrier Risk. If the Reference Index is below the Maturity Barrier for an Autocallable on the day that the Autocallable matures, the Fund will be fully exposed to the downside of the Reference Index from its initial level and the amount of principal repaid to the Fund will be reduced by an amount equal to that downside performance of the Reference Index. This conditional protection creates a binary outcome that can result in sudden, significant losses if Maturity Barriers are breached. If the Reference Index’s value is at or near the Maturity Barrier for an Autocallable at the end of the Autocallable’s maturity, small changes in the value of the Reference Index could result in dramatic changes in the value of the Autocallable and Autocallable Index and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

TrueShares S&P Autocallable Defensive Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk. The Fund invests in total return swaps with counterparties that are privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund. The Fund may have substantial exposure to a single counterparty, which could result in the Fund being more susceptible to the single counterparty’s ability to perform its obligations and/or to regulatory or economic occurrence affecting the counterparty.

TrueShares S&P Autocallable Defensive Income ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Correlation Risk. The performance of the Fund and the Autocallable Index may vary due to factors such as fees and expenses of the Fund, transaction costs regulatory restrictions, and timing differences associated with additions to and deletions from the Autocallable Index. In addition, errors in the construction or calculation of the Index may occur from time to time and may not be identified and corrected for some period of time, which may adversely impact the Fund and its shareholders.

TrueShares S&P Autocallable Defensive Income ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

TrueShares S&P Autocallable Defensive Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Swaps and options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

TrueShares S&P Autocallable Defensive Income ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal. The Fund may fail to provide reduced downside risk and/or monthly income.

TrueShares S&P Autocallable Defensive Income ETF | Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

TrueShares S&P Autocallable Defensive Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The Fund will lose money if the issuer or guarantor of a credit instrument held by the Fund goes bankrupt or is unable or unwilling to make interest payments and/or repay principal when due.

TrueShares S&P Autocallable Defensive Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the adviser, the Fund’s other service providers, market makers, APs, the Exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares S&P Autocallable Defensive Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in securities that provide exposure to the U.S. large capitalization companies. The price of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. If the market prices of the securities to which the Reference Index is exposed decline, the value of your investment in the Fund will decline.

TrueShares S&P Autocallable Defensive Income ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

TrueShares S&P Autocallable Defensive Income ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares S&P Autocallable Defensive Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares S&P Autocallable Defensive Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares S&P Autocallable Defensive Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares S&P Autocallable Defensive Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

TrueShares S&P Autocallable Defensive Income ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

TrueShares S&P Autocallable Defensive Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares S&P Autocallable Defensive Income ETF | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Risk. The Reference Index employs a volatility targeting mechanism, which introduces additional risks, and may not perform as expected. Specifically, the (i) 2% per annum decrement creates a consistent performance drag that may cause the Reference Index to underperform during low-return environments; (ii) use of implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions; (iii) rebalancing may be too infrequent to respond to a rapid change in market conditions; and (iv) the Reference Index may maintain reduced equity exposure during periods of rising markets that follow volatility spikes, limiting upside participation.

There can be no guarantee that the Autocallable Index or the Reference Index will be maintained indefinitely or that the Fund will be able to utilize either index in the future to implement the Fund's principal investment strategy. If necessary, the adviser or the Board may substitute an index for the Reference Index or the Autocallable Index in its sole discretion and without advance notice to shareholders. There is no assurance that the Reference Index, Autocallable Index, or any substitute index will be compiled, determined, composed or calculated accurately.

TrueShares S&P Autocallable Defensive Income ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History Risk. The Fund is a new ETF and does not yet have a history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TrueShares S&P Autocallable Defensive Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

TrueShares S&P Autocallable Defensive Income ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

TrueShares S&P Autocallable Defensive Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

TrueShares S&P Autocallable Defensive Income ETF | Return of Capital Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Return of Capital Risk. All or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

TrueShares S&P Autocallable Defensive Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear, including treatment of the swaps and other derivatives that provide exposure to the Autocallables. If the Fund were to treat income or gain from the total return swaps on the Autocallables as qualifying income, an adverse determination or future guidance by the IRS with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC.

For purposes of the diversification test, the identification of the issuer of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the "issuer" for certain derivatives that the Fund will hold in its portfolio. An adverse determination or future guidance by the IRS with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

TrueShares S&P Autocallable Defensive Income ETF | U [Member]S [Member] Government Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

TrueShares S&P Autocallable Defensive Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Wholly-Owned Subsidiary Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund. Because the Fund wholly owns and controls the Subsidiary, and is overseen by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.

TrueShares S&P Autocallable Defensive Income ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The value of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

TrueShares S&P Autocallable Defensive Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares S&P Autocallable Defensive Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.